CONCENTRATION OF RISK (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Cash	$ 16,748	$ 409,175	$ 70,402
One Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	29.70%	17.15%	18.60%
One Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		36.20%
Two Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	26.00%	10.14%	16.80%
Two Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		26.90%
Three Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	23.60%		16.20%
Three Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		19.00%
Four Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	20.80%		10.90%
Four Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		17.30%
Five Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			10.20%
First Vendor [Member] | Purchases [Member] | Vendor Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	100.00%	28.98%	22.67%
Second Vendor [Member] | Purchases [Member] | Vendor Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		20.00%	13.82%
Third Vendor [Member] | Purchases [Member] | Vendor Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			13.09%
One Vendor [Member] | Accounts Payable [Member] | Vendor Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	99.20%	37.50%
Two Vendor [Member] | Accounts Payable [Member] | Vendor Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		14.37%
Three Vendor [Member] | Accounts Payable [Member] | Vendor Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.53%
Four Vendor [Member] | Accounts Payable [Member] | Vendor Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.12%